Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of class A ordinary shares subject to possible redemption - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Schedule of class A ordinary shares subject to possible redemption [Abstract]
Gross proceeds			$ 325,000,000
Less:
Fair value of Public Warrants at issuance			(9,880,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption			(17,947,372)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount			27,827,372
Increase in redemption value of Class A ordinary shares subject to possible redemption	$ 1,108,635	$ 143,799
Class A ordinary shares subject to possible redemption	$ 326,252,434	$ 325,143,799	$ 325,000,000